Significant accounting policies - Capitalization of Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Capitalization [Line Items]
Total	$ 5,846	$ 7,957
Non-regulated property
Schedule of Capitalization [Line Items]
Interest capitalized on non-regulated property	1,434	4,325
Interest expense
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	1,684	1,297
Interest, dividend and other income
Schedule of Capitalization [Line Items]
AFUDC capitalized on regulated property	$ 2,728	$ 2,335